Deferred transaction costs – Sponsor share purchase (Details Narrative) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Entity Information [Line Items]
Deferred transaction cost	₩ 2,545,885	[1]		₩ 2,393,915	[1],[2]	₩ 1,025,730	[2]
Effective income tax rate	0.00%		0.00%	0.00%	[3]	0.00%	[3]

[1]	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 325,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.
[2]	The deferred balance includes the non-refundable amount paid to Mountain Crest Global Holdings LLC (the “Sponsor”) to purchase 300,000 founder shares, which will subsequently be transitioned into the Pubco ordinary shares upon completion of the Business Combination. The shares will be transferred at the closing of the business combination and the deferred balances will be charged against equity via treasury shares.
[3]	The effective tax rate is not calculated as the Company incurred a loss before income taxes for the years ended December 31, 2025 and 2024.